UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     June 30, 2011
                                              ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Platinum Grove Asset Management, L.P.
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Address:       287 Bowman Avenue
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               Purchase, NY 10577
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Form 13F File Number:      28-10667
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael R. Schwenk
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Title:            General Counsel
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Phone:            (914) 690-2103
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Signature, Place, and Date of Signing:

  /s/ Michael R. Schwenk         Purchase, NY              August 15, 2011
--------------------------   ---------------------    -------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                           ----------------------

Form 13F Information Table Entry Total:              3
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Form 13F Information Table Value Total:            $18,660
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                    FORM 13F INFORMATION TABLE



     COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5       COLUMN 6      COLUMN 7          COLUMN 8
----------------   ------------    ---------- ---------     --------------------   -----------  -----------  ---------------------
                       TITLE                     VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS        CUSIP    (x$1000)      PRN AMT   PRN   CALL   DISCRETION    MANAGERS    SOLE   SHARED  NONE
 --------------       --------        -----    --------      -------   ---   ----   ----------    --------    ----   ------  ----
ACCENTURE PLC           SHS
IRELAND               CLASS A       G1151C101   14,408       238,472   SH           SOLE                      238,472

NORTHWEST
BANCSHARES INC MD       COM         667340103    2,296       182,500   SH           SOLE                      182,500

VENTAS INC              COM         92276F100    1,956        37,100   SH           SOLE                       37,100



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